Ordinary Shares Information	12 Months Ended
Dec. 31, 2021
dei line item
security12g	0
Ordinary Shares No Par Value [Member]
dei line item
security12g	Ordinary Shares, no par value
Trading symbol	ATTO
Security Exchange Name	NYSE